Commitments and Contingencies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum payments under non-cancellable operating leases
2015	8,463
2016	5,382
2017	450
Total	14,295
Total rental expenses	4,843	4,795	6,387